Significant Accounting Policies	9 Months Ended
Sep. 30, 2022
Significant accounting policies [Abstract]
Significant Accounting Policies	SIGNIFICANT ACCOUNTING POLICIES The accounting policies applied in the preparation of these unaudited condensed consolidated interim financial statements are consistent with those applied in the preparation of PEMEX’s annual consolidated financial statements as of and for the year ended December 31, 2021, except for the adoption of new standards effective as of January 1, 2022. However, these new standards do not have a material effect on the unaudited condensed consolidated interim financial statements of PEMEX.